                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
-------------------------------------------------------------------------------

                             MFS SERIES TRUST XIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: February 28
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                SEMIANNUAL REPORT

MFS(R) GOVERNMENT SECURITIES FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
EXPENSE TABLE                                                    3
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         5
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              9
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         12
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             13
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            14
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   24
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   36
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           40
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  40
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

Fund objective: Seeks current income and preservation of capital.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                         8/31/06
                                                                         MFG-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

    What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

    At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.
    o DIVERSIFY within each class to take advantage of different market segments and investing styles.
    o REBALANCE assets regularly to maintain a desired asset allocation.

    Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 13, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      96.5%
              Cash & Other Net Assets                     3.5%

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 50.5%
              ------------------------------------------------
              U.S. Government Agencies                   37.1%
              ------------------------------------------------
              U.S. Treasury Securities                    8.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        99.2%
              ------------------------------------------------
              Not Rated                                   0.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.3
              ------------------------------------------------
              Average Life (m)                        6.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   14.4 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (Long Term) (a)                   AAA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (Short Term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 8/31/06.

Percentages are based on net assets as of 8/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2006 through August 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 through August 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                           Annualized    Beginning       Ending       Period (p)
Share                        Expense   Account Value  Account Value   3/01/06-
Class                         Ratio      3/01/06         8/31/06      8/31/06
-------------------------------------------------------------------------------
         Actual               0.80%     $1,000.00       $1,015.40       $4.06
  A      ----------------------------------------------------------------------
         Hypothetical (h)     0.80%     $1,000.00       $1,021.17       $4.08
-------------------------------------------------------------------------------
         Actual               1.55%     $1,000.00       $1,011.60       $7.86
  B      ----------------------------------------------------------------------
         Hypothetical (h)     1.55%     $1,000.00       $1,017.39       $7.88
-------------------------------------------------------------------------------
         Actual               1.55%     $1,000.00       $1,011.60       $7.86
  C      ----------------------------------------------------------------------
         Hypothetical (h)     1.55%     $1,000.00       $1,017.39       $7.88
-------------------------------------------------------------------------------
         Actual               0.55%     $1,000.00       $1,016.60       $2.80
  I      ----------------------------------------------------------------------
         Hypothetical (h)     0.55%     $1,000.00       $1,022.43       $2.80
-------------------------------------------------------------------------------
         Actual               1.05%     $1,000.00       $1,014.10       $5.33
  R      ----------------------------------------------------------------------
         Hypothetical (h)     1.05%     $1,000.00       $1,019.91       $5.35
-------------------------------------------------------------------------------
         Actual               1.65%     $1,000.00       $1,011.10       $8.36
  R1     ----------------------------------------------------------------------
         Hypothetical (h)     1.65%     $1,000.00       $1,016.89       $8.39
-------------------------------------------------------------------------------
         Actual               1.29%     $1,000.00       $1,012.80       $6.54
  R2     ----------------------------------------------------------------------
         Hypothetical (h)     1.29%     $1,000.00       $1,018.70       $6.56
-------------------------------------------------------------------------------
         Actual               1.20%     $1,000.00       $1,012.30       $6.09
  R3     ----------------------------------------------------------------------
         Hypothetical (h)     1.20%     $1,000.00       $1,019.16       $6.11
-------------------------------------------------------------------------------
         Actual               0.95%     $1,000.00       $1,013.60       $4.82
  R4     ----------------------------------------------------------------------
         Hypothetical (h)     0.95%     $1,000.00       $1,020.42       $4.84
-------------------------------------------------------------------------------
         Actual               0.65%     $1,000.00       $1,016.10       $3.30
  R5     ----------------------------------------------------------------------
         Hypothetical (h)     0.65%     $1,000.00       $1,021.93       $3.31
-------------------------------------------------------------------------------
         Actual               1.15%     $1,000.00       $1,013.60       $5.84
 529A    ----------------------------------------------------------------------
         Hypothetical (h)     1.15%     $1,000.00       $1,019.41       $5.85
-------------------------------------------------------------------------------
         Actual               1.80%     $1,000.00       $1,009.20       $9.12
 529B    ----------------------------------------------------------------------
         Hypothetical (h)     1.80%     $1,000.00       $1,016.13       $9.15
-------------------------------------------------------------------------------
         Actual               1.80%     $1,000.00       $1,010.30       $9.12
 529C    ----------------------------------------------------------------------
         Hypothetical (h)     1.80%     $1,000.00       $1,016.13       $9.15
-------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR              VALUE ($)
----------------------------------------------------------------------------------------------------
Agency - Other - 6.8%
----------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                     $ 14,360,000         $   21,104,720
Financing Corp., 9.4%, 2018                                        11,750,000             16,057,879
Financing Corp., 9.8%, 2018                                        14,975,000             21,016,784
Financing Corp., 10.35%, 2018                                      15,165,000             22,128,343
Financing Corp., STRIPS, 0%, 2017                                  18,780,000             10,600,878
                                                                                      --------------
                                                                                      $   90,908,604
----------------------------------------------------------------------------------------------------
Mortgage Backed - 50.2%
----------------------------------------------------------------------------------------------------
Fannie Mae, 4.374%, 2013                                         $  2,602,236         $    2,475,276
Fannie Mae, 4.45%, 2014                                             3,174,049              3,027,595
Fannie Mae, 4.5%, 2019                                             58,423,676             56,201,308
Fannie Mae, 4.519%, 2014                                            4,365,524              4,169,798
Fannie Mae, 4.543%, 2013                                            1,487,430              1,430,244
Fannie Mae, 4.56%, 2015                                             2,395,143              2,287,625
Fannie Mae, 4.6%, 2014                                              1,855,562              1,784,440
Fannie Mae, 4.62%, 2015                                             3,423,098              3,284,262
Fannie Mae, 4.65%, 2013                                             3,640,426              3,507,125
Fannie Mae, 4.665%, 2015                                            1,616,228              1,554,028
Fannie Mae, 4.667%, 2014                                            9,357,108              9,016,602
Fannie Mae, 4.69%, 2015                                             1,317,313              1,269,017
Fannie Mae, 4.7%, 2015                                              1,854,102              1,786,589
Fannie Mae, 4.73%, 2012                                             2,842,972              2,766,836
Fannie Mae, 4.74%, 2015                                             1,810,000              1,743,922
Fannie Mae, 4.77%, 2014                                             1,600,457              1,548,685
Fannie Mae, 4.786%, 2012                                              840,370                819,789
Fannie Mae, 4.79%, 2012                                            11,265,251             10,926,565
Fannie Mae, 4.8%, 2013                                              1,306,876              1,275,874
Fannie Mae, 4.815%, 2015                                            1,968,000              1,904,061
Fannie Mae, 4.82%, 2014 - 2015                                      6,694,285              6,490,990
Fannie Mae, 4.845%, 2013                                            3,854,233              3,759,052
Fannie Mae, 4.847%, 2014                                           10,447,692             10,165,748
Fannie Mae, 4.85%, 2015                                             1,470,955              1,431,131
Fannie Mae, 4.87%, 2015                                             1,404,535              1,367,486
Fannie Mae, 4.871%, 2014                                            5,798,675              5,663,573
Fannie Mae, 4.88%, 2020                                             1,403,530              1,379,110
Fannie Mae, 4.89%, 2015                                             1,299,814              1,267,647
Fannie Mae, 4.92%, 2014                                             1,488,059              1,467,249
Fannie Mae, 4.925%, 2015                                            5,171,900              5,046,823
Fannie Mae, 4.996%, 2017                                            4,960,773              4,867,559
Fannie Mae, 5%, 2013 - 2027                                        44,831,039             44,133,765
Fannie Mae, 5.06%, 2013                                             1,539,477              1,518,703
Fannie Mae, 5.1%, 2014                                              2,011,491              1,981,786
Fannie Mae, 5.37%, 2013                                             1,991,910              1,996,968
Fannie Mae, 5.423%, 2016                                            3,020,715              3,042,855
Fannie Mae, 5.48%, 2015                                             2,578,305              2,610,692
Fannie Mae, 5.5%, 2017 - 2035                                     214,943,486            211,922,999
Fannie Mae, 6%, 2017 - 2034                                        52,486,506             52,744,945
Fannie Mae, 6.5%, 2016 - 2036                                      31,732,465             32,280,693
Fannie Mae, 7.007%, 2007                                              908,248                912,940
Fannie Mae, 7.5%, 2024 - 2031                                         782,511                811,916
Freddie Mac, 4.375%, 2015                                           8,979,730              8,726,047
Freddie Mac, 4.5%, 2013 - 2015                                      9,540,956              9,436,186
Freddie Mac, 5%, 2016 - 2025                                       42,438,621             42,138,105
Freddie Mac, 5.5%, 2025 - 2035                                     49,817,791             49,012,865
Freddie Mac, 6%, 2017 - 2035                                       22,765,989             22,889,020
Freddie Mac, 6.5%, 2016                                             1,604,512              1,633,132
Ginnie Mae, 5.5%, 2033 - 2034                                      31,152,942             30,885,873
                                                                                      --------------
                                                                                      $  674,365,499
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 29.8%
----------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                           $  7,118,000         $    6,804,795
Aid-Israel, 0%, 2021 - 2024                                        23,298,000              9,679,898
Aid-Israel, 5.5%, 2023                                             16,567,000             17,035,448
Empresa Energetica Cornito Ltd., 6.07%, 2010                        6,608,000              6,694,697
Fannie Mae, 3.125%, 2007                                           35,000,000             34,108,795
Fannie Mae, 4.25%, 2007                                            30,000,000             29,671,500
Fannie Mae, 4.5%, 2008                                             15,000,000             14,830,680
Fannie Mae, 4.625%, 2013                                            3,286,000              3,197,403
Fannie Mae, 5.5%, 2011                                             77,391,000             78,832,020
Farmer Mac, 5.5%, 2011 (a)                                         11,110,000             11,285,282
Federal Home Loan Bank, 4.5%, 2007                                  8,450,000              8,401,818
Federal Home Loan Bank, 4.625%, 2008                               34,255,000             34,021,552
Freddie Mac, 4.2%, 2007                                            12,065,000             11,923,055
Freddie Mac, 4.875%, 2013                                           2,121,000              2,093,622
Freddie Mac, 5.05%, 2015                                           13,957,000             13,820,808
Overseas Private Investment Corp., 0%, 2007                         7,049,331              7,296,058
Small Business Administration, 4.34%, 2024                          4,070,075              3,851,505
Small Business Administration, 4.72%, 2024                          6,919,577              6,694,657
Small Business Administration, 4.76%, 2025                          8,353,275              8,049,754
Small Business Administration, 4.77%, 2024                          6,038,310              5,859,744
Small Business Administration, 4.86%, 2024 - 2025                   9,425,523              9,168,123
Small Business Administration, 4.87%, 2024                          5,549,552              5,400,606
Small Business Administration, 4.88%, 2024                          3,459,479              3,370,381
Small Business Administration, 4.89%, 2023                          6,991,496              6,837,066
Small Business Administration, 4.98%, 2023                          2,758,255              2,711,884
Small Business Administration, 4.99%, 2024                          5,035,331              4,942,333
Small Business Administration, 5.11%, 2025                          4,921,121              4,854,094
Small Business Administration, 5.18%, 2024                          6,929,336              6,878,281
Small Business Administration, 5.19%, 2024                          4,429,120              4,396,224
Small Business Administration, 5.52%, 2024                          4,236,591              4,273,344
Small Business Administration, 6.07%, 2022                          3,502,017              3,597,161
Small Business Administration, 6.34%, 2021                          3,936,899              4,068,567
Small Business Administration, 6.35%, 2021                          3,351,644              3,463,645
Small Business Administration, 6.44%, 2021                          3,379,685              3,500,555
Small Business Administration, 6.625%, 2021                         3,477,801              3,628,085
Small Business Administration, 8.625%, 2011                           155,113                161,695
Small Business Administration, 8.8%, 2011                             157,264                163,901
Small Business Administration, 9.05%, 2009                             43,633                 45,010
Small Business Administration, 9.1%, 2009                              17,131                 17,596
Small Business Administration, 9.25%, 2010                             44,697                 46,639
Small Business Administration, 9.3%, 2010                             126,455                132,057
Small Business Administration, 9.5%, 2010                              91,493                 95,165
Small Business Administration, 9.65%, 2010                            131,873                137,581
Small Business Administration, 9.7%, 2010                              84,147                 87,858
Small Business Administration, 9.9%, 2008                              30,020                 30,718
Small Business Administration, 10.05%, 2008 - 2009                      7,201                  7,423
U.S. Department of Housing & Urban Development, 6.36%, 2016         7,000,000              7,221,277
U.S. Department of Housing & Urban Development, 6.59%, 2016         6,599,000              6,726,202
                                                                                      --------------
                                                                                      $  400,116,562
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 12.2%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                                $  1,307,000         $    1,613,124
U.S. Treasury Bonds, 6%, 2026                                      32,933,000             37,196,276
U.S. Treasury Bonds, 5.25%, 2028                                    1,139,000              1,187,319
U.S. Treasury Bonds, 6.25%, 2030                                    6,166,000              7,302,375
U.S. Treasury Bonds, 4.5%, 2036                                    16,366,000             15,403,221
U.S. Treasury Notes, 5.5%, 2008                                    16,147,000             16,296,489
U.S. Treasury Notes, 6%, 2009                                       4,566,000              4,726,344
U.S. Treasury Notes, 6.5%, 2010 (f)                                65,997,000             69,704,183
U.S. Treasury Notes, TIPS, 3.875%, 2009                            10,263,148             10,604,715
                                                                                      --------------
                                                                                      $  164,034,046
----------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,349,438,108)                                         $1,329,424,711
----------------------------------------------------------------------------------------------------

Repurchase Agreements - 0.7%
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.28%, dated 8/31/06, total to be
received $9,519,396 (secured by various U S. Treasury and
Federal Agency obligations and Mortgage Backed Securities in a
jointly traded account), at Cost                                 $  9,518,000         $    9,518,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,358,956,108) (k)                               $1,338,942,711
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.3%                                                      4,180,199
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $1,343,122,910
----------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,285,282, representing 0.8% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of August 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,316,053,744 and 98.29% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

FUTURES CONTRACTS OUTSTANDING AT AUGUST 31, 2006:

                                                                                          UNREALIZED
                                                                      EXPIRATION        APPRECIATION
DESCRIPTION                          CONTRACTS            VALUE             DATE      (DEPRECIATION)
U.S. Treasury Bond (Short)                 224      $24,878,000           Sep-06           $(56,784)
U.S. Treasury Note 5 yr (Long)             175       18,394,141           Dec-06             45,872
U.S. Treasury Note 10 yr (Short)           356       38,225,500           Dec-06            (76,340)
----------------------------------------------------------------------------------------------------
                                                                                           $(87,252)

At August 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

STRIPS         Separate Trading of Registered Interest and Principal of Securities
TIPS           Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 8/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,358,956,108)            $1,338,942,711
Cash                                                                       27,697
Receivable for fund shares sold                                           812,492
Interest receivable                                                    10,732,588
Receivable from investment adviser                                         13,653
Other assets                                                                7,168
--------------------------------------------------------------------------------------------------------
Total assets                                                                              $1,350,536,309
--------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------
Distributions payable                                                    $930,805
Payable for daily variation margin on open futures contracts              133,094
Payable for investments purchased                                       1,482,055
Payable for fund shares reacquired                                      4,241,678
Payable to affiliates
  Management fee                                                           22,036
  Shareholder servicing costs                                              41,016
  Distribution and service fees                                            20,545
  Administrative services fee                                               1,317
  Program manager fees                                                         13
  Retirement plan administration and services fees                             85
Payable for independent trustees' compensation                            131,052
Accrued expenses and other liabilities                                    409,703
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $7,413,399
--------------------------------------------------------------------------------------------------------
Net assets                                                                                $1,343,122,910
--------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $1,437,064,480
Unrealized appreciation (depreciation) on investments                 (20,100,649)
Accumulated net realized gain (loss) on investments                   (72,542,609)
Accumulated distributions in excess of net investment income           (1,298,312)
--------------------------------------------------------------------------------------------------------
Net assets                                                                                $1,343,122,910
--------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    142,880,055
--------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) -- continued


Class A shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                         $759,893,024
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                   80,820,843
--------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                        $9.40
--------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                   $9.87
--------------------------------------------------------------------------------------------------------

Class B shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                         $145,408,967
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                   15,488,925
--------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $9.39
--------------------------------------------------------------------------------------------------------

Class C shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                          $30,158,449
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    3,199,018
--------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $9.43
--------------------------------------------------------------------------------------------------------

Class I shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                         $385,261,169
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                   40,987,365
--------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $9.40
--------------------------------------------------------------------------------------------------------

Class R shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                          $12,013,063
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    1,278,655
--------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $9.40
--------------------------------------------------------------------------------------------------------

Class R1 shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                             $384,231
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                       40,899
--------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $9.39
--------------------------------------------------------------------------------------------------------

Class R2 shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                             $786,012
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                       83,698
--------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $9.39
--------------------------------------------------------------------------------------------------------

Class R3 shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                           $2,893,138
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                      307,948
--------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $9.39
--------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) -- continued


Class R4 shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                           $5,346,953
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                      568,618
--------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $9.40
--------------------------------------------------------------------------------------------------------

Class R5 shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                              $52,239
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                        5,557
--------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $9.40
--------------------------------------------------------------------------------------------------------

Class 529A shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                             $334,735
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                       35,661
--------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                        $9.39
--------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                   $9.86
--------------------------------------------------------------------------------------------------------

Class 529B shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                             $379,666
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                       40,459
--------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $9.38
--------------------------------------------------------------------------------------------------------

Class 529C shares
--------------------------------------------------------------------------------------------------------
  Net assets                                                             $211,264
--------------------------------------------------------------------------------------------------------
  Shares outstanding                                                       22,409
--------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $9.43
--------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 8/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Interest income                                                                              $34,721,750
--------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,753,924
  Distribution and service fees                                         1,985,880
  Program manager fees                                                      1,259
  Shareholder servicing costs                                           1,118,484
  Administrative services fee                                             120,529
  Retirement plan administration and services fees                          7,010
  Independent trustees' compensation                                       20,258
  Custodian fee                                                           252,968
  Shareholder communications                                               78,147
  Auditing fees                                                            25,269
  Legal fees                                                               15,993
  Miscellaneous                                                           161,754
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                $6,541,475
--------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (56,324)
  Reduction of expenses by investment adviser                            (762,917)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $5,722,234
--------------------------------------------------------------------------------------------------------
Net investment income                                                                        $28,999,516
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(2,136,230)
  Futures contracts                                                       341,867
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $(1,794,363)
--------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(7,676,874)
  Futures contracts                                                       (20,347)
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                    $(7,697,221)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                       $(9,491,584)
--------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $19,507,932
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                     SIX MONTHS ENDED           YEAR ENDED
                                                                              8/31/06              2/28/06
                                                                          (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                                                     $28,999,516          $58,120,328
Net realized gain (loss) on investments                                    (1,794,363)          (4,878,236)
Net unrealized gain (loss) on investments                                  (7,697,221)         (21,107,783)
----------------------------------------------------------------------------------------------------------
Change in net assets from operations                                      $19,507,932          $32,134,309
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                $(17,757,098)        $(36,730,768)
  Class B                                                                  (2,979,330)          (6,947,250)
  Class C                                                                    (611,821)          (1,420,773)
  Class I                                                                  (8,998,994)         (13,967,234)
  Class R                                                                    (254,627)            (436,665)
  Class R1                                                                     (4,685)              (4,121)
  Class R2                                                                    (11,863)              (6,328)
  Class R3                                                                    (45,324)             (35,810)
  Class R4                                                                    (73,319)             (22,606)
  Class R5                                                                     (1,197)              (2,004)
  Class 529A                                                                   (8,010)             (15,171)
  Class 529B                                                                   (6,948)             (13,373)
  Class 529C                                                                   (3,956)              (8,730)
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(30,757,172)        $(59,610,833)
----------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                        $(58,346,106)        $(61,115,105)
----------------------------------------------------------------------------------------------------------
Redemption fees                                                                   $--               $3,132
----------------------------------------------------------------------------------------------------------
Total change in net assets                                               $(69,595,346)        $(88,588,497)
----------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------
At beginning of period                                                  1,412,718,256        1,501,306,753
At end of period (including accumulated distributions
in excess of net investment income of $1,298,312 and
undistributed net investment income of $459,344)                       $1,343,122,910       $1,412,718,256
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                            SIX MONTHS                             YEARS ENDED 2/28 AND 2/29
                                                 ENDED       --------------------------------------------------------------------
CLASS A                                        8/31/06           2006           2005           2004           2003           2002
                                            (UNAUDITED)
Net asset value, beginning of period             $9.47          $9.65          $9.84         $10.03          $9.73          $9.71
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.20          $0.39          $0.36          $0.29          $0.39          $0.50
  Net realized and unrealized gain
  (loss) on investments                          (0.06)         (0.17)         (0.19)         (0.08)          0.42           0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.14          $0.22          $0.17          $0.21          $0.81          $0.62
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.21)        $(0.40)        $(0.36)        $(0.40)        $(0.51)        $(0.60)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $9.40          $9.47          $9.65          $9.84         $10.03          $9.73
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                           1.54(n)        2.28           1.81           2.19           8.54           6.59
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            0.91(a)        0.90           0.93           1.00           0.98           1.01
Expenses after expense reductions (f)             0.80(a)        0.80           0.83           0.95           0.93           0.96
Net investment income                             4.25(a)        4.03           3.75           2.94           3.97           5.16
Portfolio turnover                                   7             73            126            143            134            116
Net assets at end of period (000 Omitted)     $759,893       $826,001       $932,879       $803,974       $927,886       $622,606
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                             YEARS ENDED 2/28 AND 2/29
                                                 ENDED       --------------------------------------------------------------------
CLASS B                                        8/31/06           2006           2005           2004           2003           2002
                                           (UNAUDITED)

Net asset value, beginning of period             $9.46          $9.64          $9.83         $10.02          $9.72          $9.69
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.16          $0.31          $0.29          $0.24          $0.33          $0.44
  Net realized and unrealized gain
  (loss) on investments                          (0.05)         (0.16)         (0.18)         (0.09)          0.41           0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.11          $0.15          $0.11          $0.15          $0.74          $0.56
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.18)        $(0.33)        $(0.30)        $(0.34)        $(0.44)        $(0.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $9.39          $9.46          $9.64          $9.83         $10.02          $9.72
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                           1.16(n)        1.52           1.12           1.53           7.84           5.98
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.66(a)        1.65           1.62           1.64           1.63           1.66
Expenses after expense reductions (f)             1.55(a)        1.55           1.52           1.59           1.58           1.61
Net investment income                             3.51(a)        3.27           3.03           2.42           3.32           4.52
Portfolio turnover                                   7             73            126            143            134            116
Net assets at end of period (000 Omitted)     $145,409       $175,207       $233,734       $255,512       $408,553       $263,964
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                             YEARS ENDED 2/28 AND 2/29
                                                 ENDED       --------------------------------------------------------------------
CLASS C                                        8/31/06           2006           2005           2004           2003           2002
                                            (UNAUDITED)

Net asset value, beginning of period             $9.50          $9.68          $9.87         $10.06          $9.76          $9.73
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.17          $0.32          $0.29          $0.25          $0.33          $0.44
  Net realized and unrealized gain
  (loss) on investments                          (0.06)         (0.17)         (0.18)         (0.10)          0.41           0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.11          $0.15          $0.11          $0.15          $0.74          $0.56
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.18)        $(0.33)        $(0.30)        $(0.34)        $(0.44)        $(0.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $9.43          $9.50          $9.68          $9.87         $10.06          $9.76
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                           1.16(n)        1.52           1.13           1.54           7.81           5.97
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.66(a)        1.65           1.62           1.64           1.63           1.66
Expenses after expense reductions (f)             1.55(a)        1.55           1.52           1.59           1.58           1.61
Net investment income                             3.51(a)        3.27           2.95           2.47           3.32           4.51
Portfolio turnover                                   7             73            126            143            134            116
Net assets at end of period (000 Omitted)      $30,158        $35,768        $44,692        $63,609       $110,096        $81,397
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                             YEARS ENDED 2/28 AND 2/29
                                                 ENDED       --------------------------------------------------------------------
CLASS I                                        8/31/06           2006           2005           2004           2003           2002
                                            (UNAUDITED)
Net asset value, beginning of period             $9.47          $9.65          $9.84         $10.03          $9.73          $9.71
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.21          $0.41          $0.39          $0.25          $0.33          $0.53
  Net realized and unrealized
  gain (loss) on investments                     (0.06)         (0.17)         (0.19)         (0.00)(g)(w)    0.51           0.13
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.15          $0.24          $0.20          $0.25          $0.84          $0.66
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.22)        $(0.42)        $(0.39)        $(0.44)        $(0.54)        $(0.64)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $9.40          $9.47          $9.65          $9.84         $10.03          $9.73
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                              1.66(n)        2.54           2.14           2.55           8.92           6.99
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            0.66(a)        0.65           0.60           0.67           0.63           0.66
Expenses after expense reductions (f)             0.55(a)        0.55           0.50           0.62           0.58           0.61
Net investment income                             4.49(a)        4.34           4.09           2.57           3.64           5.49
Portfolio turnover                                   7             73            126            143            134            116
Net assets at end of period (000 Omitted)     $385,261       $359,623       $279,080       $168,124        $33,682         $1,797
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                    YEARS ENDED 2/28 AND 2/29
                                                               ENDED       --------------------------------------------------
CLASS R                                                      8/31/06         2006         2005            2004        2003(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $9.47        $9.65        $9.84          $10.03         $10.03
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.19        $0.36        $0.34           $0.18          $0.16
  Net realized and unrealized gain (loss)
  on investments                                               (0.06)       (0.17)       (0.18)           0.02(g)       (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.13        $0.19        $0.16           $0.20          $0.08
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.20)      $(0.37)      $(0.35)         $(0.39)        $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.40        $9.47        $9.65           $9.84         $10.03
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                            1.41(n)      2.03         1.63            2.05           0.78(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.16(a)      1.15         1.11            1.19           1.13(a)
Expenses after expense reductions (f)                           1.05(a)      1.05         1.01            1.14           1.08(a)
Net investment income                                           4.00(a)      3.76         3.64            1.87           3.04(a)
Portfolio turnover                                                 7           73          126             143            134

Net assets at end of period (000 Omitted)                    $12,013       $11,751      $9,411          $6,188            $79
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                   SIX MONTHS      YEAR ENDED
CLASS R1                                                                                        ENDED 8/31/06      2/28/06(i)
                                                                                                  (UNAUDITED)

Net asset value, beginning of period                                                                    $9.46           $9.57
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                             $0.15           $0.29
  Net realized and unrealized gain (loss) on investments                                                (0.05)          (0.12)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                        $0.10           $0.17
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                           $(0.17)         $(0.28)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          $9.39           $9.46
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                                     1.11(n)         1.82(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                                   1.86(a)         1.85(a)
Expenses after expense reductions (f)                                                                    1.65(a)         1.68(a)
Net investment income                                                                                    3.39(a)         3.25(a)
Portfolio turnover                                                                                          7              73
Net assets at end of period (000 Omitted)                                                                $384            $192
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                                   SIX MONTHS      YEAR ENDED
CLASS R2                                                                                        ENDED 8/31/06      2/28/06(i)
                                                                                                  (UNAUDITED)
Net asset value, beginning of period                                                                    $9.46           $9.57
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                             $0.17           $0.31
  Net realized and unrealized gain (loss) on investments                                                (0.05)          (0.11)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                        $0.12           $0.20
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                           $(0.19)         $(0.31)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          $9.39           $9.46
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                                     1.28(n)         2.13(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                                   1.56(a)         1.55(a)
Expenses after expense reductions (f)                                                                    1.29(a)         1.34(a)
Net investment income                                                                                    3.73(a)         3.60(a)
Portfolio turnover                                                                                          7              73
Net assets at end of period (000 Omitted)                                                                $786            $358
-----------------------------------------------------------------------------------------------------------------------------

                                                                         SIX MONTHS            YEARS ENDED 2/28 AND 2/29
                                                                              ENDED       -----------------------------------
CLASS R3                                                                    8/31/06         2006         2005         2004(i)
                                                                        (UNAUDITED)

Net asset value, beginning of period                                          $9.47        $9.65        $9.84           $9.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                   $0.18        $0.35        $0.38           $0.02
  Net realized and unrealized gain (loss) on
  investments                                                                 (0.07)       (0.18)       (0.25)           0.23(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              $0.11        $0.17        $0.13           $0.25
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                 $(0.19)      $(0.35)      $(0.32)         $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $9.39        $9.47        $9.65           $9.84
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                           1.23(n)      1.82         1.38            2.58(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                         1.41(a)      1.40         1.36            1.42(a)
Expenses after expense reductions (f)                                          1.20(a)      1.24         1.26            1.37(a)
Net investment income                                                          3.83(a)      3.64         3.99            0.72(a)
Portfolio turnover                                                                7           73          126             143
Net assets at end of period (000 Omitted)                                    $2,893       $1,392         $422             $41
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                                   SIX MONTHS      YEAR ENDED
CLASS R4                                                                                         NDED 8/31/06      2/28/06(i)
                                                                                                  (UNAUDITED)
Net asset value, beginning of period                                                                    $9.48           $9.58
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                             $0.20           $0.36
  Net realized and unrealized gain (loss) on investments                                                (0.08)          (0.11)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                        $0.12           $0.25
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                           $(0.20)         $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          $9.40           $9.48
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                                     1.36(n)         2.64(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                                   1.06(a)         1.05(a)
Expenses after expense reductions (f)                                                                    0.95(a)         0.95(a)
Net investment income                                                                                    4.09(a)         4.02(a)
Portfolio turnover                                                                                          7              73
Net assets at end of period (000 Omitted)                                                              $5,347          $1,305
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                   SIX MONTHS      YEAR ENDED
CLASS R5                                                                                        ENDED 8/31/06      2/28/06(i)
                                                                                                  (UNAUDITED)
Net asset value, beginning of period                                                                    $9.47           $9.58
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                             $0.21           $0.37
  Net realized and unrealized gain (loss) on investments                                                (0.06)          (0.10)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                        $0.15           $0.27
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                           $(0.22)         $(0.38)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          $9.40           $9.47
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                                     1.61(n)         2.81(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                                   0.76(a)         0.75(a)
Expenses after expense reductions (f)                                                                    0.65(a)         0.65(a)
Net investment income                                                                                    4.40(a)         4.20(a)
Portfolio turnover                                                                                          7              73
Net assets at end of period (000 Omitted)                                                                 $52             $51
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                    YEARS ENDED 2/28 AND 2/29
                                                               ENDED       --------------------------------------------------
CLASS 529A                                                   8/31/06         2006         2005            2004        2003(i)
                                                          (UNAUDITED)
Net asset value, beginning of period                           $9.46        $9.64        $9.83          $10.02          $9.81
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.18        $0.35        $0.33           $0.26          $0.28
  Net realized and unrealized gain (loss)
  on investments                                               (0.06)       (0.17)       (0.18)          (0.07)          0.20
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.12        $0.18        $0.15           $0.19          $0.48
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.19)      $(0.36)      $(0.34)         $(0.38)        $(0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.39        $9.46        $9.64           $9.83         $10.02
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                         1.36(n)      1.92         1.53            1.94           4.97(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.26(a)      1.25         1.21            1.25           1.23(a)
Expenses after expense reductions (f)                           1.15(a)      1.15         1.11            1.20           1.18(a)
Net investment income                                           3.90(a)      3.68         3.47            2.69           3.05(a)
Portfolio turnover                                                 7           73          126             143            134
Net assets at end of period (000 Omitted)                       $335         $401         $388            $332           $312
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                    YEARS ENDED 2/28 AND 2/29
                                                               ENDED       --------------------------------------------------
CLASS 529B                                                   8/31/06         2006         2005            2004        2003(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $9.46        $9.64        $9.82          $10.01          $9.80
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.15        $0.29        $0.26           $0.20          $0.24
  Net realized and unrealized gain (loss) on
  investments                                                  (0.07)       (0.17)       (0.17)          (0.08)          0.21
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.08        $0.12        $0.09           $0.12          $0.45
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.16)      $(0.30)      $(0.27)         $(0.31)        $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.38        $9.46        $9.64           $9.82         $10.01
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                         0.92(n)      1.26         0.97            1.27           4.58(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.91(a)      1.90         1.87            1.90           1.88(a)
Expenses after expense reductions (f)                           1.80(a)      1.80         1.77            1.85           1.83(a)
Net investment income                                           3.25(a)      3.03         2.71            2.07           2.53(a)
Portfolio turnover                                                 7           73          126             143            134
Net assets at end of period (000 Omitted)                       $380         $435         $404            $524           $522
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                          SIX MONTHS                    YEARS ENDED 2/28 AND 2/29
                                                               ENDED       --------------------------------------------------
CLASS 529C                                                   8/31/06         2006         2005            2004        2003(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $9.50        $9.68        $9.87          $10.06          $9.84
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.15        $0.29        $0.26           $0.22          $0.20
  Net realized and unrealized gain (loss) on
  investments                                                  (0.05)       (0.17)       (0.18)          (0.10)          0.26
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.10        $0.12        $0.08           $0.12          $0.46
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.17)      $(0.30)      $(0.27)         $(0.31)        $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.43        $9.50        $9.68           $9.87         $10.06
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                         1.03(n)      1.27         0.88            1.28           4.66(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.91(a)      1.90         1.86            1.89           1.88(a)
Expenses after expense reductions (f)                           1.80(a)      1.80         1.76            1.84           1.83(a)
Net investment income                                           3.26(a)      3.01         2.76            2.15           2.37(a)
Portfolio turnover                                                 7           73          126             143            134
Net assets at end of period (000 Omitted)                       $211         $235         $297            $283           $383
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October
    31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options and futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                      2/28/06           2/28/05

Ordinary income (including any short-term
  capital gains)                                  $59,610,833       $48,761,052

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/06
          Cost of investments                                    $1,369,509,124
          ---------------------------------------------------------------------
          Gross appreciation                                         $4,039,593
          Gross depreciation                                        (34,606,006)
          ---------------------------------------------------------------------
          Net unrealized appreciation (depreciation)               $(30,566,413)

          AS OF 2/28/06
          Undistributed ordinary income                              $5,576,677
          Capital loss carryforwards                                (59,308,939)
          Post-October capital loss deferral                         (2,471,227)
          Other temporary differences                                (5,117,333)
          Net unrealized appreciation (depreciation)                (21,371,508)

As of February 28, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          2/28/07                                                   $(5,253,445)
          2/29/08                                                   (15,270,459)
          2/28/09                                                    (3,477,230)
          2/28/11                                                   (11,527,172)
          2/29/12                                                    (5,729,829)
          2/28/13                                                   (11,095,767)
          2/28/14                                                    (6,955,037)
          ---------------------------------------------------------------------
                                                                   $(59,308,939)

The availability of a portion of the capital loss carryforwards, which were acquired on November 19, 2004 in connection with the MFS Government Mortgage Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended August 31, 2006, this waiver amounted to $688,481 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended August 31, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through June 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended August 31, 2006, this reduction amounted to $68,608 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,502 and $65 for the six months ended August 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                     TOTAL            ANNUAL        DISTRIBUTION
                        DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                            FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                        0.10%              0.25%              0.35%             0.25%            $985,023
Class B                        0.75%              0.25%              1.00%             1.00%             792,429
Class C                        0.75%              0.25%              1.00%             1.00%             162,711
Class R                        0.25%              0.25%              0.50%             0.50%              29,870
Class R1                       0.50%              0.25%              0.75%             0.75%                 952
Class R2                       0.25%              0.25%              0.50%             0.50%               1,468
Class R3                       0.25%              0.25%              0.50%             0.50%               5,476
Class R4                          --              0.25%              0.25%             0.25%               4,168
Class 529A                     0.25%              0.25%              0.50%             0.35%                 675
Class 529B                     0.75%              0.25%              1.00%             1.00%               1,979
Class 529C                     0.75%              0.25%              1.00%             1.00%               1,129
----------------------------------------------------------------------------------------------------------------
Total distribution and service fees                                                                   $1,985,880

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    August 31, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2006, were as follows:

                                                AMOUNT

              Class A                           $3,159
              Class B                         $197,976
              Class C                           $2,417
              Class 529B                           $53
              Class 529C                           $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended August 31, 2006, were as follows:

                                                AMOUNT

              Class 529A                          $482
              Class 529B                           495
              Class 529C                           282
              ----------------------------------------
              Total Program Manager Fees        $1,259

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2006, the fee was $674,532, which equated to 0.0980% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended August 31, 2006, these costs amounted to $198,121. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended August 31, 2006 was equivalent to an annual effective rate of 0.0175% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended August 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                              ANNUAL
                                                           EFFECTIVE       TOTAL
                                               FEE RATE      RATE(g)      AMOUNT

Class R1                                          0.45%        0.35%        $571
Class R2                                          0.40%        0.25%       1,174
Class R3                                          0.25%        0.15%       2,738
Class R4                                          0.15%        0.15%       2,501
Class R5                                          0.10%        0.10%          26
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                    $7,010

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended August 31, 2006, this waiver amounted to $1,662 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $3,880. The fund also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $268. Both amounts are included in Independent trustees' compensation for the six months ended August 31, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $130,233 at August 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended August 31, 2006, the fee paid to Tarantino LLC was $4,284. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,166 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES             SALES

U.S. government securities                         $88,760,671      $147,330,851
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $11,068,115          $631,000
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                SIX MONTHS ENDED                     YEAR ENDED
                                                    8/31/06                          2/28/06(i)
                                            SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                                   6,411,530       $59,749,686       10,611,681      $101,911,884
  Class B                                     852,102         7,901,512        1,753,090        16,845,100
  Class C                                     227,835         2,130,228          956,545         9,240,885
  Class I                                   3,076,138        28,692,057        7,664,900        73,401,210
  Class R                                     248,696         2,318,944          565,418         5,426,802
  Class R1                                     39,042           363,301           29,826           286,568
  Class R2                                     60,196           558,360           37,327           356,858
  Class R3                                    212,538         1,972,078          153,972         1,475,492
  Class R4                                    497,885         4,626,588          158,071         1,517,633
  Class R5                                         --                --            5,219            50,000
  Class 529A                                    2,056            19,037            5,299            50,939
  Class 529B                                      691             6,400            3,450            33,038
  Class 529C                                      335             3,130            2,987            28,608
-----------------------------------------------------------------------------------------------------------
                                           11,629,044      $108,341,321       21,947,785      $210,625,017

Shares issued to shareholders in
reinvestment of distributions
  Class A                                   1,355,855       $12,615,724        2,780,579       $26,662,325
  Class B                                     259,915         2,414,787          583,318         5,586,303
  Class C                                      50,761           473,552          115,199         1,108,064
  Class I                                     967,327         8,998,833        1,458,711        13,966,752
  Class R                                      23,947           222,662           42,681           408,808
  Class R1                                        484             4,503              420             4,004
  Class R2                                      1,272            11,823              665             6,326
  Class R3                                      4,846            45,046            3,685            35,165
  Class R4                                      7,822            72,820            2,366            22,498
  Class R5                                        129             1,197              209             2,004
  Class 529A                                      858             7,963            1,584            15,157
  Class 529B                                      738             6,855            1,398            13,369
  Class 529C                                      424             3,951              905             8,703
-----------------------------------------------------------------------------------------------------------
                                            2,674,378       $24,879,716        4,991,720       $47,839,478

Shares reacquired
  Class A                                 (14,136,490)    $(131,650,884)     (22,830,344)    $(218,822,611)
  Class B                                  (4,145,268)      (38,548,910)      (8,058,578)      (77,182,632)
  Class C                                    (844,931)       (7,887,532)      (1,922,572)      (18,495,932)
  Class I                                  (1,027,309)       (9,570,461)         (85,757)         (823,643)
  Class R                                    (235,278)       (2,184,007)        (342,272)       (3,275,075)
  Class R1                                    (18,879)         (176,331)          (9,994)          (95,027)
  Class R2                                    (15,644)         (145,096)            (118)           (1,126)
  Class R3                                    (56,453)         (523,364)         (54,407)         (520,088)
  Class R4                                    (74,793)         (697,769)         (22,733)         (215,873)
  Class 529A                                   (9,613)          (89,023)          (4,795)          (45,919)
  Class 529B                                   (6,927)          (64,664)            (799)           (7,708)
  Class 529C                                   (3,121)          (29,102)          (9,788)          (93,966)
-----------------------------------------------------------------------------------------------------------
                                          (20,574,706)    $(191,567,143)     (33,342,157)    $(319,579,600)

Net change
  Class A                                  (6,369,105)     $(59,285,474)      (9,438,084)     $(90,248,402)
  Class B                                  (3,033,251)      (28,232,611)      (5,722,170)      (54,751,229)
  Class C                                    (566,335)       (5,283,752)        (850,828)       (8,146,983)
  Class I                                   3,016,156        28,120,429        9,037,854        86,544,319
  Class R                                      37,365           357,599          265,827         2,560,535
  Class R1                                     20,647           191,473           20,252           195,545
  Class R2                                     45,824           425,087           37,874           362,058
  Class R3                                    160,931         1,493,760          103,250           990,569
  Class R4                                    430,914         4,001,639          137,704         1,324,258
  Class R5                                        129             1,197            5,428            52,004
  Class 529A                                   (6,699)          (62,023)           2,088            20,177
  Class 529B                                   (5,498)          (51,409)           4,049            38,699
  Class 529C                                   (2,362)          (22,021)          (5,896)          (56,655)
-----------------------------------------------------------------------------------------------------------
                                           (6,271,284)     $(58,346,106)      (6,402,652)     $(61,115,105)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated
    period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund and the MFS Growth Allocation Fund were the owners of record of approximately 5%, 15% and 9% respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime Retirement Income Fund were each owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended August 31, 2006, the fund commitment fee and interest expense were $4,395 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters and that MFS has agreed in writing to observe an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction and expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction and the expense limitation described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                     Public Reference Room
                     Securities and Exchange Commission
                     100 F Street, NE, Room 1580
                     Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                SEMIANNUAL REPORT

MFS(R) DIVERSIFIED INCOME FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     16
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 18
----------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                      19
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    20
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           23
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           30
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   34
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          34
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

Fund objective: Seeks income consistent with the prudent employment of capital. Its secondary objective seeks capital appreciation.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        8/31/06
                                                                        DIF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

    What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

    At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.
    o DIVERSIFY within each class to take advantage of different market segments and investing styles.
    o REBALANCE assets regularly to maintain a desired asset allocation.

    Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 13, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      46.1%
              Common Stocks                              36.2%
              Cash & Other Net Assets                    17.7%

              TOP TEN HOLDINGS (i)

              Fannie Mae, 5.5%, 2036                      3.8%
              ------------------------------------------------
              U.S. Treasury Notes, 6.5%, 2010             1.9%
              ------------------------------------------------
              U.S. Treasury Bonds, 9.25%, 2016            1.7%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.6%
              ------------------------------------------------
              Bank of America Corp.                       1.2%
              ------------------------------------------------
              Gazprom OAO, 9.625%, 2013                   1.2%
              ------------------------------------------------
              Citigroup, Inc.                             1.2%
              ------------------------------------------------
              U.S. Treasury Notes, 5.5%, 2008             1.1%
              ------------------------------------------------
              Citizens Communications Co., 9.25%, 2011    1.1%
              ------------------------------------------------
              Nalco Co., 8.875%, 2013                     1.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.5%
              ------------------------------------------------
              Utilities & Communications                  3.3%
              ------------------------------------------------
              Energy                                      3.0%
              ------------------------------------------------
              Health Care                                 1.5%
              ------------------------------------------------
              Consumer Staples                            1.3%
              ------------------------------------------------
              Technology                                  1.1%
              ------------------------------------------------
              Industrial Goods & Services                 1.1%
              ------------------------------------------------
              Basic Materials                             1.0%
              ------------------------------------------------
              Leisure                                     1.0%
              ------------------------------------------------
              Retailing                                   0.9%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------
              Special Products & Services                 0.6%
              ------------------------------------------------
              Transportation                              0.1%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              High Yield Corporates                      23.5%
              ------------------------------------------------
              Emerging Market Debt                       12.0%
              ------------------------------------------------
              U.S. Treasury Securities                    5.5%
              ------------------------------------------------
              Mortgage-Backed Securities                  3.8%
              ------------------------------------------------
              U.S. Government Agencies                    1.3%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 8/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 26, 2006 through August 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 26, 2006 through August 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/26/06-
Class                       Ratio      5/26/06        8/31/06         8/31/06
--------------------------------------------------------------------------------
         Actual             0.95%    $1,000.00       $1,039.40         $2.60
    A    -----------------------------------------------------------------------
         Hypothetical (h)   0.95%    $1,000.00       $1,010.87         $2.56
--------------------------------------------------------------------------------
         Actual             1.65%    $1,000.00       $1,037.60         $4.51
    C    -----------------------------------------------------------------------
         Hypothetical (h)   1.65%    $1,000.00       $1,008.99         $4.45
--------------------------------------------------------------------------------
         Actual             0.65%    $1,000.00       $1,040.10         $1.78
    I    -----------------------------------------------------------------------
         Hypothetical (h)   0.65%    $1,000.00       $1,011.68         $1.76
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Bonds - 45.4%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                         SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------
Automotive - 2.3%
---------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010 (a)                                       $     15,000   $      15,527
Ford Motor Credit Co., 7%, 2013                                                   128,000         119,462
General Motors Acceptance Corp., 6.875%, 2011                                      40,000          39,395
General Motors Acceptance Corp., 6.75%, 2014                                      135,000         129,423
Goodyear Tire & Rubber Co., 9%, 2015                                              250,000         250,625
Lear Corp., 5.75%, 2014                                                            80,000          64,400
                                                                                            -------------
                                                                                            $     618,832
---------------------------------------------------------------------------------------------------------
Broadcasting - 1.5%
---------------------------------------------------------------------------------------------------------
Barrington Broadcasting Group, 10.5%, 2014 (z)                               $     30,000   $      29,400
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                250,000         252,500
Young Broadcasting, Inc., 10%, 2011                                               125,000         115,625
                                                                                            -------------
                                                                                            $     397,525
---------------------------------------------------------------------------------------------------------
Building - 0.2%
---------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                            $     45,000   $      41,850
---------------------------------------------------------------------------------------------------------
Business Services - 1.0%
---------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                    $    250,000   $     258,437
---------------------------------------------------------------------------------------------------------
Cable TV - 0.8%
---------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                $    125,000   $     110,938
CCH II Holdings LLC, 10.25%, 2010                                                  30,000          30,375
Grupo Televisa S.A., 8.5%, 2032                                                    22,000          26,507
Mediacom LLC, 9.5%, 2013                                                           55,000          56,513
                                                                                            -------------
                                                                                            $     224,333
---------------------------------------------------------------------------------------------------------
Chemicals - 1.0%
---------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                      $    250,000   $     257,500
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.2%
---------------------------------------------------------------------------------------------------------
Service Corp. International, 8%, 2017 (a)                                    $     35,000   $      33,512
Simmons Co., 7.875%, 2014                                                          10,000           9,650
                                                                                            -------------
                                                                                            $      43,162
---------------------------------------------------------------------------------------------------------
Containers - 0.3%
---------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                        $     40,000   $      38,500
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                  50,000          50,625
                                                                                            -------------
                                                                                            $      89,125
---------------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
---------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                              $    100,000   $      96,000
---------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 3.2%
---------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                               $    120,000   $     149,280
Gazprom International S.A., 7.201%, 2020                                           56,000          58,660
Gazprom OAO, 9.625%, 2013                                                         250,000         295,313
Pemex Project Funding Master Trust, 8.625%, 2022                                  100,000         120,500
Pemex Project Funding Master Trust, 6.625%, 2035                                  240,000         235,680
                                                                                            -------------
                                                                                            $     859,433
---------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 7.8%
---------------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 8.75%, 2011                                          $     20,000   $      22,300
Banque Centrale de Tunisie, 7.375%, 2012                                           25,000          26,750
Federative Republic of Brazil, 8%, 2018                                            43,000          47,214
Federative Republic of Brazil, 8.25%, 2034                                        180,000         207,000
Federative Republic of Brazil, 11%, 2040                                          102,000         133,263
Republic of Argentina, 8.28%, 2033                                                152,412         149,897
Republic of Argentina, FRN, 5.59%, 2012                                           164,250         152,445
Republic of Colombia, 8.125%, 2024                                                 25,000          27,500
Republic of Colombia, 10.375%, 2033                                                20,000          27,100
Republic of Colombia, FRN, 7.2163%, 2015                                          100,000         102,750
Republic of Croatia, FRN, 6.375%, 2010                                             72,727          73,091
Republic of El Salvador, 7.65%, 2035 (a)                                           75,000          78,563
Republic of Indonesia, 7.25%, 2015                                                100,000         103,500
Republic of Panama, 9.375%, 2029                                                   80,000         101,400
Republic of Peru, 5% to 2007, FRN to 2017                                          44,620          43,504
Republic of Philippines, 9.375%, 2017                                              60,000          70,050
Republic of Philippines, 9.5%, 2030                                                20,000          24,400
Republic of Philippines, 7.75%, 2031                                              100,000         103,250
Republic of South Africa, 7.375%, 2012                                             20,000          21,500
Republic of South Africa, 8.5%, 2017                                               30,000          35,962
Republic of Turkey, 11.5%, 2012                                                    16,000          19,380
Republic of Turkey, 7.25%, 2015                                                    20,000          20,325
Republic of Turkey, 8%, 2034                                                       85,000          88,931
Republic of Uruguay, 7.5%, 2015                                                    80,000          82,800
Republic of Venezuela, 8.5%, 2014                                                 100,000         111,650
Republic of Venezuela, 9.25%, 2027                                                 50,000          62,150
Republic of Venezuela, 9.375%, 2034                                                80,000         100,800
United Mexican States, 6.625%, 2015                                                25,000          26,525
                                                                                            -------------
                                                                                            $   2,064,000
---------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
---------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                          $    250,000   $     251,875
Quicksilver Resources, Inc., 7.125%, 2016                                          60,000          57,300
                                                                                            -------------
                                                                                            $     309,175
---------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
---------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (a)                                          $     14,000   $      14,530
---------------------------------------------------------------------------------------------------------
Entertainment - 0.6%
---------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                          $    150,000   $     149,625
---------------------------------------------------------------------------------------------------------
Food & Beverages - 0.1%
---------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                          $     25,000   $      23,750
---------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.3%
---------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                         $    200,000   $     188,000
Graphic Packaging International Corp., 9.5%, 2013                                  70,000          70,350
Jefferson Smurfit Corp., 8.25%, 2012                                               50,000          47,375
Verso Paper Holdings LLC, 11.375%, 2016 (a)                                        45,000          44,550
                                                                                            -------------
                                                                                            $     350,275
---------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.9%
---------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                        $     40,000   $      39,100
MGM Mirage, Inc., 6.75%, 2013 (a)                                                 250,000         241,250
Station Casinos, Inc., 6.5%, 2014                                                 145,000         135,213
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                             90,000          87,075
                                                                                            -------------
                                                                                            $     502,638
---------------------------------------------------------------------------------------------------------
Industrial - 1.3%
---------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                   $     40,000   $      40,050
Education Management LLC, 8.75%, 2014 (a)                                         250,000         247,500
RBS Global & Rexnord Corp., 9.5%, 2014 (z)                                         50,000          50,250
RBS Global & Rexnord Corp., 11.75%, 2016 (a)                                        5,000           5,150
                                                                                            -------------
                                                                                            $     342,950
---------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
---------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                         $    250,000   $     246,875
---------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.0%
---------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                       $     15,000   $      15,113
HCA, Inc., 6.375%, 2015                                                           305,000         242,475
HealthSouth Corp., 10.75%, 2016 (a)                                               150,000         153,375
Select Medical Corp., 7.625%, 2015                                                 65,000          56,225
Vanguard Health Holding II, 9%, 2014                                               70,000          67,900
                                                                                            -------------
                                                                                            $     535,088
---------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
---------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                      $     50,000   $      49,500
---------------------------------------------------------------------------------------------------------
Mortgage Backed - 3.8%
---------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2036                                                       $  1,019,466   $   1,000,971
---------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
---------------------------------------------------------------------------------------------------------
El Paso Performance-Linked, 7.75%, 2011 (a)                                  $     30,000   $      30,562
---------------------------------------------------------------------------------------------------------
Network & Telecom - 1.5%
---------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                          $     55,000   $      55,206
Citizens Communications Co., 9.25%, 2011                                          250,000         273,438
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                    35,000          36,400
Windstream Corp., 8.625%, 2016 (a)                                                 40,000          42,300
                                                                                            -------------
                                                                                            $     407,344
---------------------------------------------------------------------------------------------------------
Oil Services - 0.9%
---------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                                $    250,000   $     239,375
---------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 0.6%
---------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013                                                $    100,000   $     102,000
VTB Capital S.A., 7.5%, 2011                                                       54,000          57,297
                                                                                            -------------
                                                                                            $     159,297
---------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
---------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                      $    250,000   $     208,125
---------------------------------------------------------------------------------------------------------
Retailers - 0.4%
---------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                     $     55,000   $      52,456
Neiman Marcus Group, Inc., 10.375%, 2015                                           50,000          53,500
                                                                                            -------------
                                                                                            $     105,956
---------------------------------------------------------------------------------------------------------
Steel - 0.1%
---------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (z)                                          $     35,000   $      34,825
PNA Group, Inc., 10.75%, 2016 (z)                                                   5,000           5,100
                                                                                            -------------
                                                                                            $      39,925
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
---------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                          $     50,000   $      49,000
---------------------------------------------------------------------------------------------------------
Transportation - Services - 0.2%
---------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                $     50,000   $      51,875
---------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.3%
---------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2011                                                     $    152,000   $     152,542
Freddie Mac, 5.125%, 2008                                                         200,000         200,097
                                                                                            -------------
                                                                                            $     352,639
---------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.5%
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.25%, 2016                                             $    338,000   $     452,326
U.S. Treasury Bonds, 6%, 2026                                                     118,000         133,275
U.S. Treasury Bonds, 5.375%, 2031                                                  46,000          48,940
U.S. Treasury Notes, 5.5%, 2008                                                   300,000         302,777
U.S. Treasury Notes, 6.5%, 2010                                                   485,000         512,243
                                                                                            -------------
                                                                                            $   1,449,561
---------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.7%
---------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                          $     90,000   $      95,850
Mirant North American LLC, 7.375%, 2013                                           135,000         133,650
NRG Energy, Inc., 7.375%, 2016                                                    185,000         182,225
Reliant Energy, Inc., 6.75%, 2014                                                  50,000          47,125
                                                                                            -------------
                                                                                            $     458,850
---------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $11,953,482)                                                  $  12,028,083
---------------------------------------------------------------------------------------------------------
Common Stocks - 36.2%
---------------------------------------------------------------------------------------------------------
Aerospace - 0.2%
---------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                 790   $      65,254
---------------------------------------------------------------------------------------------------------
Automotive - 0.1%
---------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                  480   $      14,006
---------------------------------------------------------------------------------------------------------
Broadcasting - 0.1%
---------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                     1,340   $      25,500
Walt Disney Co.                                                                       430          12,749
                                                                                            -------------
                                                                                            $      38,249
---------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                             840   $     124,866
Lehman Brothers Holdings, Inc.                                                        230          14,676
Morgan Stanley                                                                      2,280         150,001
                                                                                            -------------
                                                                                            $     289,543
---------------------------------------------------------------------------------------------------------
Chemicals - 0.7%
---------------------------------------------------------------------------------------------------------
3M Co.                                                                              1,020   $      73,134
Dow Chemical Co.                                                                      440          16,777
E.I. du Pont de Nemours & Co.                                                       2,230          89,133
Rohm & Haas Co.                                                                       410          18,081
                                                                                            -------------
                                                                                            $     197,125
---------------------------------------------------------------------------------------------------------
Computer Software - 0.2%
---------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (n)                                                          680   $      62,016
---------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                 1,990   $      72,754
International Business Machines Corp.                                               1,070          86,638
Rackable Systems, Inc. (n)                                                          1,040          28,870
                                                                                            -------------
                                                                                            $     188,262
---------------------------------------------------------------------------------------------------------
Construction - 0.6%
---------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                   3,270   $      71,711
Sherwin-Williams Co.                                                                1,860          96,050
                                                                                            -------------
                                                                                            $     167,761
---------------------------------------------------------------------------------------------------------
Containers - 0.2%
---------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                   980   $      43,630
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
---------------------------------------------------------------------------------------------------------
General Electric Co.                                                                2,730   $      92,984
Rockwell Automation, Inc.                                                             310          17,478
                                                                                            -------------
                                                                                            $     110,462
---------------------------------------------------------------------------------------------------------
Electronics - 0.1%
---------------------------------------------------------------------------------------------------------
SanDisk Corp. (n)                                                                     670   $      39,476
---------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.9%
---------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                       3,410   $     219,604
ConocoPhillips                                                                        380          24,103
Exxon Mobil Corp.                                                                   6,270         424,291
Hess Corp.                                                                          2,200         100,716
                                                                                            -------------
                                                                                            $     768,714
---------------------------------------------------------------------------------------------------------
Entertainment - 0.2%
---------------------------------------------------------------------------------------------------------
Warner Music Group Corp.                                                            2,100   $      52,374
---------------------------------------------------------------------------------------------------------
Food & Beverages - 0.3%
---------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                         1,060   $      53,742
PepsiCo, Inc.                                                                         310          20,237
                                                                                            -------------
                                                                                            $      73,979
---------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
---------------------------------------------------------------------------------------------------------
Kroger Co.                                                                            790   $      18,810
---------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
---------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                             1,790   $      32,238
---------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
---------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                          280   $      17,461
Hilton Hotels Corp.                                                                 2,706          68,922
International Game Technology                                                         610          23,595
Penn National Gaming, Inc. (n)                                                        340          11,261
                                                                                            -------------
                                                                                            $     121,239
---------------------------------------------------------------------------------------------------------
Insurance - 1.9%
---------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                            2,140   $     115,260
Allstate Corp.                                                                      2,080         120,515
Hartford Financial Services Group, Inc.                                             1,070          91,870
MetLife, Inc.                                                                         980          53,929
St. Paul Travelers Cos., Inc.                                                       2,510         110,189
                                                                                            -------------
                                                                                            $     491,763
---------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
---------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                         730   $      83,819
Eaton Corp.                                                                           570          37,905
                                                                                            -------------
                                                                                            $     121,724
---------------------------------------------------------------------------------------------------------
Major Banks - 1.7%
---------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                               6,140   $     316,026
PNC Financial Services Group, Inc.                                                  1,480         104,769
Regions Financial Corp.                                                               590          21,234
                                                                                            -------------
                                                                                            $     442,029
---------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
---------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                      920   $      48,024
McKesson Corp.                                                                        310          15,748
                                                                                            -------------
                                                                                            $      63,772
---------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
---------------------------------------------------------------------------------------------------------
Olin Corp.                                                                            880   $      13,226
Southern Copper Corp.                                                                 180          16,618
                                                                                            -------------
                                                                                            $      29,844
---------------------------------------------------------------------------------------------------------
Oil Services - 0.1%
---------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                             520   $      21,824
---------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.0%
---------------------------------------------------------------------------------------------------------
AmSouth Bancorporation                                                              3,310   $      94,832
Citigroup, Inc.                                                                     6,190         305,477
Countrywide Financial Corp.                                                         2,780          93,964
Fannie Mae                                                                          2,250         118,463
Freddie Mac                                                                           310          19,716
IndyMac Bancorp, Inc.                                                               1,010          39,491
JPMorgan Chase & Co.                                                                3,800         173,508
New York Community Bancorp, Inc.                                                   13,410         220,058
                                                                                            -------------
                                                                                            $   1,065,509
---------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.1%
---------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (n)                                                     4,710   $      36,974
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.3%
---------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                       230   $      12,864
Johnson & Johnson                                                                   1,600         103,456
Merck & Co., Inc.                                                                   4,360         176,798
Wyeth                                                                               1,190          57,953
                                                                                            -------------
                                                                                            $     351,071
---------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
---------------------------------------------------------------------------------------------------------
R. R. Donnelley & Sons Co.                                                            490   $      15,886
---------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
---------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                      280   $      18,676
---------------------------------------------------------------------------------------------------------
Real Estate - 12.4%
---------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc., REIT                                         1,474   $     144,481
Archstone-Smith Trust, REIT                                                         2,873         152,786
AvalonBay Communities, Inc., REIT                                                     927         112,167
BRE Properties, Inc., "A", REIT                                                     3,105         183,474
CapitalSource, Inc., REIT                                                           7,297         177,317
Developers Diversified Realty Corp., REIT                                           2,499         135,196
EastGroup Properties, Inc., REIT                                                    2,258         115,181
Equity Office Properties Trust, REIT                                                3,945         146,320
Equity Residential, REIT                                                            2,160         107,719
General Growth Properties, Inc., REIT                                               1,493          67,678
Highwoods Properties, Inc., REIT                                                    3,646         137,600
Host Hotels & Resorts, Inc., REIT                                                   4,829         108,846
iStar Financial, Inc., REIT                                                         2,943         123,371
Kimco Realty Corp., REIT                                                            3,681         152,946
Macerich Co., REIT                                                                  2,027         151,336
Medical Properties Trust, Inc., REIT                                               12,150         162,688
Pennsylvania Real Estate Investment Trust, REIT                                     2,549         107,874
ProLogis, REIT                                                                      2,405         135,786
Public Storage, Inc., REIT                                                          1,202         104,153
Reckson Associates Realty Corp., REIT                                               3,193         136,628
Regency Centers Corp., REIT                                                         1,709         114,964
Simon Property Group, Inc., REIT                                                    1,935         164,069
SL Green Realty Corp., REIT                                                         1,410         157,300
Vornado Realty Trust, REIT                                                          1,676         177,505
                                                                                            -------------
                                                                                            $   3,277,385
---------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
---------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                     300   $      14,664
---------------------------------------------------------------------------------------------------------
Specialty Stores - 0.8%
---------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                               2,030   $      51,562
Limited Brands, Inc.                                                                3,120          80,278
Rent-A-Center, Inc. (n)                                                             3,050          82,655
                                                                                            -------------
                                                                                            $     214,495
---------------------------------------------------------------------------------------------------------
Telephone Services - 1.5%
---------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                          3,430   $     106,776
Citizens Communications Co.                                                         5,520          76,121
Verizon Communications, Inc.                                                        5,380         189,268
Windstream Corp.                                                                    1,130          14,916
                                                                                            -------------
                                                                                            $     387,081
---------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
---------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                  2,280   $     190,448
Loews Corp.                                                                         1,460          83,600
                                                                                            -------------
                                                                                            $     274,048
---------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
---------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                            1,480   $     118,237
Duke Energy Corp.                                                                   3,500         105,000
FirstEnergy Corp.                                                                   1,860         106,132
FPL Group, Inc.                                                                       830          36,894
TXU Corp.                                                                           1,520         100,639
                                                                                            -------------
                                                                                            $     466,902
---------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $9,313,946)                                           $   9,576,785
---------------------------------------------------------------------------------------------------------
Short-term Obligations - 12.5% (y)
---------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 9/01/06                         $    918,000   $     918,000
General Electric Co., 5.27%, due 9/01/06                                          553,000         553,000
Societe Generale Time Deposit, 5.29%, due 9/01/06                                 918,000         918,000
UBS Financial Delaware LLC, 5.26%, due 9/01/06                                    918,000         918,000
---------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                   $   3,307,000
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $24,574,428) (k)                                        $  24,911,868
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 5.9%                                                           1,573,090
---------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $  26,484,958
---------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,221,819, representing 4.6% of net assets.
(k) As of August 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $11,875,643 and 47.67% of market value. An independent pricing service provided an evaluated bid for 46.08% of the market value.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
                                                                                       CURRENT
                                                 ACQUISITION      ACQUISITION           MARKET       TOTAL % OF
RESTRICTED SECURITIES                                   DATE             COST            VALUE       NET ASSETS

Barrington Broadcasting Group, 10.5%, 2014           8/03/06          $30,000         $ 29,400
FMG Finance Ltd., 10.625%, 2016                      8/11/06           35,000           34,825
PNA Group, Inc., 10.75%, 2016                        8/04/06            5,000            5,100
RBS Global & Rexnord Corp., 9.5%, 2014               8/07/06           50,250           50,250
---------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                           $119,575             0.5%

The following abbreviations are used in this report and are defined:

FRN   Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT  Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $24,574,428)                  $24,911,868
Cash                                                                       87,656
Receivable for fund shares sold                                         5,308,718
Interest and dividends receivable                                         214,595
Receivable from investment adviser                                         16,748
------------------------------------------------------------------------------------------------------
Total assets                                                                               $30,539,585
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                      $8,996
Payable for investments purchased                                       3,999,959
Payable for fund shares reacquired                                          4,400
Payable to affiliates
  Management fee                                                              779
  Shareholder servicing costs                                               2,630
  Distribution and service fees                                               491
  Administrative services fee                                                  96
Accrued expenses and other liabilities                                     37,276
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,054,627
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $26,484,958
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                       $26,166,552
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies               337,440
Accumulated net realized gain (loss) on investments                         1,315
Accumulated distributions in excess of net investment income              (20,349)
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $26,484,958
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    2,576,672
------------------------------------------------------------------------------------------------------

Statment of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $20,861,794
  Shares outstanding                                                    2,029,479
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $10.28
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $10.79
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $4,072,054
  Shares outstanding                                                      396,291
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.28
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,551,110
  Shares outstanding                                                      150,902
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.28
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Period ended 8/31/06 (c) (unaudited)

This statement describes how much your fund earned in investment income andaccrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                                  $127,051
  Dividends                                                                   44,118
  Foreign taxes withheld                                                        (490)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                        $170,679
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                             $19,878
  Distribution and service fees                                               10,791
  Shareholder servicing costs                                                  8,003
  Administrative services fee                                                  4,699
  Custodian fee                                                                7,920
  Shareholder communications                                                  10,794
  Auditing fees                                                               10,032
  Legal fees                                                                     537
  Registration fees                                                            9,039
  Miscellaneous                                                                2,038
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $83,731
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                        (1,338)
  Reduction of expenses by investment adviser                                (52,802)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                    $29,591
-------------------------------------------------------------------------------------------------------
Net investment income                                                                          $141,088
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) on investment
transactions                                                                                     $1,315
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                                $337,440
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                         $338,755
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                           $479,843
-------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                          PERIOD ENDED
                                                                                            8/31/06(c)
                                                                                           (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $141,088
Net realized gain (loss) on investments                                                          1,315
Net unrealized gain (loss) on investments                                                      337,440
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                          $479,843
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                                    $(128,759)
  Class C                                                                                      (18,387)
  Class I                                                                                      (14,291)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                 $(161,437)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                          $26,166,552
------------------------------------------------------------------------------------------------------
Total change in net assets                                                                 $26,484,958
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $20,349)                                                $26,484,958
------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular class, if shorter).
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                   PERIOD ENDED
CLASS A                                                                               8/31/06(c)
                                                                                     (UNAUDITED)

Net asset value, beginning of period                                                      $10.00
------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.11
  Net realized and unrealized gain (loss) on investments and foreign currency               0.28
------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.39
------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.11)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.28
------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                                  3.94(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      2.67(a)
Expenses after expense reductions (f)                                                       0.95(a)
Net investment income                                                                       4.64(a)
Portfolio turnover                                                                            20
Net assets at end of period (000 Omitted)                                                $20,862
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    PERIOD ENDED
CLASS C                                                                               8/31/06(c)
                                                                                     (UNAUDITED)

Net asset value, beginning of period                                                      $10.00
------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.09
  Net realized and unrealized gain (loss) on investments and foreign currency               0.28
------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.37
------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.09)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.28
------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                                  3.76(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      3.30(a)
Expenses after expense reductions (f)                                                       1.65(a)
Net investment income                                                                       3.93(a)
Portfolio turnover                                                                            20
Net assets at end of period (000 Omitted)                                                 $4,072
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    PERIOD ENDED
CLASS I                                                                               8/31/06(c)
                                                                                     (UNAUDITED)

Net asset value, beginning of period                                                      $10.00
------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                $0.13
  Net realized and unrealized gain (loss) on investments and foreign currency               0.27
------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.40
------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                                              $(0.12)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.28
------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                     4.01(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                      2.40(a)
Expenses after expense reductions (f)                                                       0.65(a)
Net investment income                                                                       4.94(a)
Portfolio turnover                                                                            20
Net assets at end of period (000 Omitted)                                                 $1,551
------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Diversified Income Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended August 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          AS OF 8/31/06

          Cost of investments                            $24,577,586
          ----------------------------------------------------------
          Gross appreciation                                $429,037
          Gross depreciation                                 (94,755)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)        $334,282

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The adviser has engaged a sub-adviser for the real estate related component of the fund: Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser. At the commencement of the period, MFS paid a sub-advisory fee in the amount equal to 0.40% annually of the average daily net asset value of the fund's assets managed by the sub-adviser. Effective July 1, 2006, the sub-advisory fee is 0.30% annually of the average daily net asset value of the fund's assets managed by the sub-adviser.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets:

        CLASS A               CLASS C             CLASS I

         0.95%                 1.65%               0.65%

This written agreement will continue through June 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the period ended August 31, 2006, this reduction amounted to $52,789 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,015 for the period ended August 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.30%              $7,152
Class C                             0.75%              0.25%              1.00%             1.00%               3,639
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                           $10,791

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the period ended
    August 31, 2006 based on each class' average daily net assets. 0.05% of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the period ended August 31, 2006.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the period ended August 31, 2006, the fee was $2,968, which equated to 0.0964% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the period ended August 31, 2006, these costs amounted to $2,518. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the period ended August 31, 2006 was equivalent to an annual effective rate of 0.1526% of the fund average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The Independent Trustees currently are not receiving any payments for their services to the fund.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the period ended August 31, 2006, the fee paid to Tarantino LLC was $13. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $13, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                PURCHASES             SALES

U.S. government securities                     $4,249,012        $1,337,915
---------------------------------------------------------------------------
Investments (non-U.S. government securities)  $19,350,658          $999,461
---------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                             PERIOD ENDED
                                                              8/31/06(c)
                                                         SHARES      AMOUNT
Shares sold
  Class A                                              2,019,349  $20,514,172
  Class C                                                395,756    4,025,355
  Class I                                                149,495    1,504,241
-----------------------------------------------------------------------------
                                                       2,564,600  $26,043,768

SHARES ISSUED TO SHAREHOLDERS IN REINVESTMENT OF DISTRIBUTIONS

  Class A                                                 11,933     $121,381
  Class C                                                  1,638       16,697
  Class I                                                  1,407       14,291
-----------------------------------------------------------------------------
                                                          14,978     $152,369

Shares reacquired
  Class A                                                 (1,803)    $(18,380)
  Class C                                                 (1,103)     (11,205)
------------------------------------------------------------------------------
                                                          (2,906)    $(29,585)

Net change
  Class A                                              2,029,479  $20,617,173
  Class C                                                396,291    4,030,847
  Class I                                                150,902    1,518,532
-----------------------------------------------------------------------------
                                                       2,576,672  $26,166,552

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the period ended August 31, 2006, the fund's commitment fee and interest expense were $11 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, initially approve the Fund's investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisors LLC ("Sun Capital") (together, the "Agreements") and, beginning on the second anniversary of the initial effective date of each Agreement, annually approve the continuation of each Agreement. In April and May 2006, the Board met to consider the initial approval of each Agreement ("the initial review meetings"). In connection with these meetings, the Trustees noted that Sun Capital does not currently serve as sub-advisor to any of the MFS Funds and that representatives of the Board and MFS had conducted diligence with respect to Sun Capital, including on-site visits at Sun Capital and a review of Sun Capital's compliance program. The independent Trustees were assisted in their evaluation of each Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and Sun Capital. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements for the Fund were considered separately, although the Trustees also took into account the common interests of the MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS and Sun Capital, as applicable, under the Agreements and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (ii) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" will be observed for the Fund, (iii) information provided by Sun Capital on the performance of a fund managed by Sun Capital in a manner similar to the manner in which Sun Capital will manage a portion of the Fund in its capacity as sub-advisor, as well as performance of the Sun Capital fund's peer group of funds, and (iv) information regarding the overall organization of Sun Capital, including information about Sun Capital personnel that would provide investment advisory services to the Fund. In addition, in connection with the independent Trustees' meetings in May, June and July, 2006 (together with the initial review meeting, the "contract review meetings") for the purpose of considering whether to approve the continuation of the investment advisory agreement for the other investment companies that the Board oversees (the "MFS Funds") the independent Trustees received: (i) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the MFS Funds as a whole, (ii) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices, and (iv) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or Sun Capital.

The Trustees' conclusion as to the initial approval of each Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Trustees were unable to review its investment performance, although the Trustees did take into account, in connection with the portion of the Fund sub-advised by Sun Capital, the investment performance of the similar Sun Capital fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee, sub-advisory fee, and the estimated total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS and/or Sun Capital. The Trustees noted that MFS (and not the Fund) would pay Sun Capital its sub-advisory fee from its advisory fees. The Trustees considered that MFS has agreed in writing to observe an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's estimated effective management fee was below the Lipper expense group median and the Fund's estimated total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate and sub-advisory fee rate schedules are not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee or sub-advisory fee breakpoints for the Fund at this time.

The Trustees did not consider MFS' or Sun Capital's costs and profits with respect to the Fund because the Fund has no operating history. The Trustees considered information prepared by MFS relating to MFS' costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee and sub-advisory fee to be charged to the Fund represent reasonable compensation in light of the services to be provided by MFS and Sun Capital to the Fund.

In addition, the Trustees considered MFS' and Sun Capital's resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS, Sun Capital and their ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-advisor which also serve other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS and Sun Capital. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' and Sun Capital's interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and Sun Capital from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. The Trustees noted that Sun Capital may obtain third-party research with soft dollar commissions. Additionally, the Trustees considered so-called "fall-out benefits" to MFS and Sun Capital such as reputational value derived from serving as an investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS and MFS' investment sub-advisory agreement with Sun Capital should be approved for an initial two-year period, commencing April 25, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

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Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.